Financial instruments and financial risk management (Detail Textuals 1) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Peru
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate for loans and notes payable	4.26%	4.31%
Variable in Interest rate	1.00%	1.00%
Increase (Decrease) in Net Loss	$ 486	$ 541
Mexico
Disclosure of detailed information about financial instruments [line items]
Weighted average interest rate for loans and notes payable	5.63%	5.74%
Variable in Interest rate	1.00%	1.00%
Increase (Decrease) in Net Loss	$ 57	$ 60